Related parties	12 Months Ended
Dec. 31, 2018
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Related parties

Note 31 – Related parties

Transactions between related parties are carried out at amounts, terms and average rates in accordance with normal market practices during the period, as well as under reciprocal conditions.

Transactions between companies and investment funds, included in consolidation (note 2.b), were eliminated and do not have effects on the consolidated statements.

The main unconsolidated related parties are as follows:

•	Itaú Unibanco Participações S.A. (IUPAR), Companhia E.Johnston de Participações S.A. (shareholder of IUPAR) and ITAÚSA, direct and indirect shareholders of ITAÚ UNIBANCO HOLDING;

•	The non-financial subsidiaries and joint ventures of ITAÚSA, specially: Itautec S.A., Duratex S.A., Itaúsa Empreendimentos S.A. and Alpargatas S.A.;

•	Investments in associates and joint ventures, and the main ones are: Porto Seguro Itaú Unibanco Participações S.A., BSF Holding S.A., IRB-Brasil Resseguros S.A. and XP Investimentos S.A.;

•

Fundação Itaú Unibanco - Previdência Complementar and FUNBEP – Fundo de Pensão Multipatrocinado, closed-end supplementary pension entities, that administer retirement plans sponsored by ITAÚ UNIBANCO HOLDING, created exclusively for employees;

•

Foundations and Institutes maintained by ITAÚ UNIBANCO HOLDING’s donations and by the proceedings generated by its assets to accomplish its purposed, as well as to maintain the operational and administrative structure:

Fundação Itaú Social – manages the “Itaú Social Program”, which aims at coordinating the organization’s role in projects of interest to the community by supporting or developing social, scientific and cultural projects, mainly in the elementary education and health areas and supports projects or initiatives in progress, supported or sponsored by entities qualified to work in the ”Programa Itaú Social” (Itaú Social Program).

Instituto Itaú Cultural – promotes and disseminates Brazilian culture in the country and abroad.

Instituto Unibanco – supports projects focused on social assistance, particularly education, culture, promotion of integration to labor market, and environmental protection, on a direct and/or supplementary basis, through the civil society’s institutions.

Instituto Unibanco de Cinema – promotes culture in general and provides access of low-income population to cinematography, videography and similar productions, for which it should maintain movie theaters and movie clubs owned or managed by itself, and theaters to screen films, videos, video-laser discs and other related activities, as well as to screen and divulge movies in general, especially those produced in Brazil.

Associação Itaú Viver Mais – provides social services for the welfare of beneficiaries, in the way and under conditions established by its Internal Rules, and according to the funds available. These services may include, among others, the promotion of cultural, educational, sports, entertainment and health care activities.

•

Associação Cubo Coworking Itaú – partner entity of ITAÚ UNIBANCO HOLDING which purpose is to encourage and promote: discussions, the development of alternative and innovative technologies, business models and solutions; the production and dissemination of the resulting technical and scientific knowledge; the attraction and gathering of new information technology talents that may be characterized as startups; research, development and establishment of ecosystems for entrepreneurship and startups.

a)	Transactions with related parties:

	ITAÚ UNIBANCO HOLDING
	Annual rate	Assets / (Liabilities)		Revenue / (Expenses)
		12/31/2018	12/31/2017	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2016
Loan operations		144	96	187	6	—
Alpargatas S.A.	2.5% to 6% / SELIC + 2.35% / CDI + 3.15%	49	96	3	6	—
Other	113% of CDI	95	—	184	—	—
Derivative financial instruments - assets and liabilities		—	—	(138)	—	—
Other		—	—	(138)	—	—
Deposits		(70)	—	(9)	—	—
Other	75% to 96% of CDI	(70)	—	(9)	—	—
Securities sold under repurchase agreements		(29)	(48)	(3)	(5)	(19)
Duratex S.A.	95% to 97.5% of CDI	(19)	(22)	(1)	(2)	(4)
Other	50.01% to 100.15% of CDI	(10)	(26)	(2)	(3)	(15)
Amounts receivable from (payable to) related companies / Banking service fees (expenses)		(92)	(108)	46	39	28
Olimpia Promoção e Serviços S.A.		(3)	(2)	(25)	(23)	(25)
Fundação Itaú Unibanco - Previdência Complementar		(98)	(106)	51	47	44
Other		9	—	20	15	9
Rental revenues (expenses)		—	—	(46)	(62)	(59)
Fundação Itaú Unibanco - Previdência Complementar		—	—	(36)	(49)	(44)
FUNBEP - Fundo de Pensão Multipatrocinado		—	—	(7)	(11)	(13)
Other		—	—	(3)	(2)	(2)
Sponsorship expenses		—	—	(31)	(10)	(6)
Associação Cubo Coworking Itaú		—	—	(31)	(10)	(6)
Donation expenses		—	—	(96)	(94)	(88)
Instituto Itaú Cultural		—	—	(95)	(93)	(87)
Associação Itaú Viver Mais		—	—	(1)	(1)	(1)

b)	Compensation and Benefits of Key Management Personnel

Compensation and benefits attributed to Management Members, members of the Audit Committee and the Board of Directors of ITAÚ UNIBANCO HOLDING in the period correspond to:

	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2016
Fees	(481)	(426)	(360)
Profit sharing	(258)	(244)	(251)
Post-employment benefits	(9)	(9)	(12)
Granting of the Share-based payment	(212)	(220)	(263)

Total	(960)	(899)	(886)

Total amounts related to stock-based compensation plan, personnel expenses and post-employment benefits is detailed in Notes 20, 23 and 26, respectively.